SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

On April 18, 2023, the Company was named in a lawsuit filed by ACH Capital West, LLC. On May 2, 2023, the Company entered into a Settlement Agreement with ACH Capital West LLC where the Company agreed to repay $700,000 over a ten-month period.

On May 4, 2023, the Company entered into a Promissory Note with a third-party investor in the amount of $196,000 and is due twelve months from the issue date. The Promissory Note has a 15% OID and the Company is obligated to issue 105,539 in commitment shares and 241,231 warrants at $0.8125 exercise price.

In accordance with ASC 855, the Company has analyzed its operations subsequent to March 31, 2023, through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.

NOTE 9 – SUBSEQUENT EVENTS

On January 4, 2023, the Company entered into a Promissory Note with 1800 Diagonal Lending for $195,000 and has a 12% interest rate and is due January 4, 2024.

On January 13, 2023, the Company entered into a Finder’s Fee Agreement with Spartan Capital Securities and agreed to issue 75,000 shares of common stock.

On January 18, 2023, the Company entered into a $300,000 promissory note with Walleye Opportunities Master Fund Ltd. The promissory note has a 10% OID and the principal and interest are due July 18, 2023.

On January 19, 2023, the Company entered into an investor relations consulting agreement with Hayden IR. The Company pays $5,000 per month and has issued 50,000 shares of common stock under this agreement.

On February 7, 2023, the Company entered into a Purchase Agreement for up to $20,000,000 with Arena Business Results, LLC which was amended on June 13, 2023. The Company is obligated to issue Commitment Fee Shares equal to the aggregate dollar amount of $800,000.

On May 2, 2023, the Company entered into a Settlement Agreement with ACH Capital West LLC.

On May 4, 2023, the Company entered into a Promissory Note with a third-party investor in the amount of $196,000 and is due twelve months from the issue date. The Promissory Note has a 15% OID and the Company is obligated to issue 105,539 in commitment shares and 241,231 warrants at $0.8125 exercise price.

In accordance with ASC 855, the Company has analyzed its operations subsequent to December 31, 2022, through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.